Forfeiture Shares - Summary Of Fair Value of Forfeited Shares (Detail) - $ / shares		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility range, Minimum		46.73%	48.15%
Expected volatility range, Maximum		47.71%	50.70%
Risk-free rate range, Minimum		1.37%	0.61%
Risk-free rate range, Maximum		3.00%	1.74%
Forfeited Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price	$ 3.5	$ 3.5		$ 7.7
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	4 years	10 years	10 years
Maximum [Member] | Forfeited Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		3 years 3 months		3 years 9 months
Expected volatility range, Maximum		49.27%		48.92%
Risk-free rate range, Maximum		2.99%		1.08%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	3 years	6 years	6 years
Minimum [Member] | Forfeited Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		2 years 3 months		2 years 9 months
Expected volatility range, Minimum		48.35%		48.77%
Risk-free rate range, Minimum		2.94%		0.91%